Income Taxes - Income (Loss) Before Provision for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 25, 2017	Aug. 26, 2016	Aug. 28, 2015
Income Tax Disclosure [Abstract]
U.S.	$ (8,352)	$ (5,545)	$ (26,680)
Non-U.S.	10,471	(11,971)	(13,122)
Income (loss) before income taxes	$ 2,119	$ (17,516)	$ (39,802)